Facility Operating Lease (Tables)	12 Months Ended
Jun. 30, 2023
Facility Operating Lease [Abstract]
Schedule of Maturities of Operating Lease Liabilities	The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2023:
Fiscal 2024	$165,096
Fiscal 2025	169,224
Fiscal 2026	129,282
Total	463,602
Less imputed interest	(4,940)
Total operating lease liability	485,662
Less: current portion	162,210
Lease liability, long term	$296,452